UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


				Form 13F-HR/A


			FORM 13F-HR/A COVER PAGE



Report for the Calendar Year or Quarter Ended:   March 31, 2008

Check here if Amendment [x]; Amendment Number: 3
This Amendment (Check only one.):
     [x] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Doliver Capital Advisors
Address:	6363 Woodway, Suite 963
		Houston, TX  77057

Form 13F-HR/A File Number: 28-____________

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Ralph D. McBride
Title: 		President
Phone: 		713-917-0022

Signature, Place, and Date of Signing:

/s/ Ralph D. McBride 		 Houston, Texas		  May 21, 2008
-------------------------	------------------	---------------------
      [Signature]		 [City, State]			[Date]

Report Type (Check only one.):

[x] 13F/A HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F/A NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F/A COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    NONE










FORM 13F-HR/A SUMMARY PAGE


Report Summary:
Confidential information has been omitted from the public Form 13F-HR/A report. A list of the securities holdings of the filer which are omitted from this filing has been filed separately with the Commission, along with a Request for Confidentiality.

Number of Other Included Managers:	0

Form 13F/A Information Table Entry Total:	3

Form 13F/A Information Table Value Total:	170,048
						(thousands)

List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F/A file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]















FORM 13F-HR/A INFORMATION TABLE






                               TITLE OF             VALUE      SH OR             PUT/ INVESTMENT   OTHER         VOTING
NAME OF ISSUER                  CLASS     CUSIP   (x$1000)    PRN AMT    SH/PRN  CALL DISCRETION MANAGERS       AUTHORITY
FORT DEARBORN INCOME SECS IN     COM    347200107    20,226 1,409,500 SH    0     0      SOLE      NONE    1,409,500 SH SHARED
RIVUS BOND FUND                  COM    769667106     7,082   413,200 SH    0     0      SOLE      NONE      413,200 SH SHARED
CORNERSTONE PROGRESSIVE RTN      COM    21925C101   142,739 9,149,965 SH    0     0      SOLE      NONE    9,149,965 SH SHARED
